Expense by Nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Cost of raw material	¥ 54,457,558	¥ 42,082,307	¥ 57,101,961
Cost of trading products	10,929,127	11,467,420	21,566,364
Employee benefit expenses	3,456,765	3,143,219	3,147,372
Depreciation and amortization: Property, plant and equipment (note 16)	1,621,459	1,553,039	1,507,804
Depreciation and amortization: Investment properties (note 17)	15,325	15,184	14,694
Depreciation and amortization: Other non-current assets (note 14)	294,617	226,263	214,292
Depreciation and amortization: Right-of-use assets (note 15)	34,307	32,653	101,998
Repairs and maintenance expenses	1,587,955	1,060,624	1,089,829
Changes of work in progress and finished goods	(235,402)	862,652	446,779
Transportation costs	238,405	274,002	297,416
Inventory write-down	150,883	220,888	70,178
External processing fee	213,691	215,467	215,288
Commission expense	110,552	104,598	125,641
Impairment loss of property, plant and equipment (note 16)	587,622	87,570	486
Impairment loss of investments accounted for using equity method (note 20)	28,392	0	0
Auditors' remuneration - audit services	6,837	7,800	7,800
Expenses relating to short-term leases	¥ 6,938	¥ 3,731	¥ 2,961